Loans - Recorded Investment in Financing Receivable Modified as TDR Within 12 Month (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 contracts	Dec. 31, 2012 contracts
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	132	208
Recorded Investment	$ 7,379	$ 8,879
Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	11	8
Recorded Investment	771	244
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	11	10
Recorded Investment	2,839	2,113
SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0	7
Recorded Investment		970
Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0	4
Recorded Investment		1,476
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0	1
Recorded Investment	0	85
Installment
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	1	1
Recorded Investment	10	27
Commercial
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	4	1
Recorded Investment	1,683	16
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	26	39
Recorded Investment	1,533	2,863
HELOC
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0	5
Recorded Investment		70
Installment
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	5	9
Recorded Investment	72	272
Leases
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	74	123
Recorded Investment	471	743
Leases
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0	0
Recorded Investment	$ 0